PARAMETRIC VOLATILITY RISK PREMIUM – DEFENSIVE FUND

Supplement to Prospectus dated June 1, 2020

1.       The following replaces “Portfolio Managers” under “Fund Summary – Management”:

Portfolio Managers

Thomas Lee, Chief Investment Officer at Parametric, has managed the Fund since its inception in February 2017.

Thomas C. Seto, Head of Investment Management at Parametric, has managed the Fund since its inception in February 2017.

Alex Zweber, Managing Director of Investment Strategy at Parametric, has managed the Fund since April 1, 2021.

2.       The following replaces the sixth paragraph under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund. The members of the team are Thomas Seto, Thomas Lee and Alex Zweber. Mr. Seto and Mr. Lee have been portfolio managers of the Fund since its inception in February 2017 and Mr. Zweber has managed the Fund since April 2021. Mr. Seto is currently Head of Investment Management and was previously Director of Portfolio Management at Parametric for more than five years and also manages other Eaton Vance funds. Mr. Lee is currently Chief Investment Officer and has been an employee of Parametric for more than five years. Mr. Zweber is currently Managing Director of Investment Strategy and has been an employee of Parametric for more than five years.

April 1, 2021	38190 4.1.21

PARAMETRIC VOLATILITY RISK PREMIUM – DEFENSIVE FUND

Supplement to Statement of Additional Information dated June 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Thomas Lee
Registered Investment Companies	4	$1,120.4	0	$0
Other Pooled Investment Vehicles	6	$9056.1	0	$0
Other Accounts	42,653	$201,738.7(2)	6	$1,033.4
Thomas Seto
Registered Investment Companies	39	$26,435.3(1)	0	$0
Other Pooled Investment Vehicles	10	$2,367.6	0	$0
Other Accounts	41,701	$133,728.9(2)	0	$0
Alex Zweber*
Registered Investment Companies	3	$372.1	0	$0
Other Pooled Investment Vehicles	6	$8,023.3	0	$0
Other Accounts	635	$8,972.9	0	$0
*	As of January 31, 2021. Mr. Zweber became a portfolio manager on April 1, 2021.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Thomas Lee	$500,001 - $1,000,000	$500,001 - $1,000,000
Thomas Seto	None	Over $1,000,000
Alex Zweber*	$100,001 - $500,000	$100,001 - $500,000
*	As of January 31, 2021. Mr. Zweber became a portfolio manager on April 1, 2021.

April 1, 2021